Compensation of the Management Board and the supervisory board	12 Months Ended
Dec. 31, 2021
Compensation of the Management Board and the supervisory board
Compensation of the Management Board and the supervisory board

28.      Compensation of the Management Board and the Supervisory Board

Compensation of the Management Board of the General Partner

The total compensation of the members of the Management Board of Fresenius Medical Care Management AG for the fiscal year 2021 amounted to €26,833 (2020: €27,853) and consisted of non-performance-based compensation (including fringe benefits) in the total amount of €9,531 (2020: €9,942), short-term performance-based compensation in the total amount of €6,819 (2020: €8,069) and components with long-term incentive effects (multi-year variable compensation) with a total fair value on the allocation date of €10,483 (2020: €9,842). The components with long-term incentive effects consist of 192,446 Performance Shares (2020: 159,607) allocated under the MB LTIP 2020.

Under IFRS, pension expense (“service costs”) for the members of the Management Board of Fresenius Medical Care Management AG in 2021 amounted to €5,146 (2020: €5,749) and the expense in respect to the long-term incentive share-based compensation plans to €5,119 (2020: €9,215). Total compensation expense, in accordance with IFRS, for the members of the Management Board of Fresenius Medical Care Management AG amounted to €26,615 (2020: €32,975).

As of December 31, 2021, outstanding liabilities and provisions with respect to the members of the Management Board of Fresenius Medical Care Management AG amounted to €54,626 (December 31, 2020: €50,859) and consisted mainly of pension commitments and provisions for performance-based compensation components. Short-term performance-based compensation is linked to the achievement of three financial targets (based on Revenue, Operating income and Net income) and one non-financial target (Sustainability). The individual contractual defined benefit pension commitments provide for pension and survivor benefits as of the time of conclusively ending active work or in case of full or partial reduction in earning capacity, and the amount of such benefits is calculated by reference to the amount of the Management Board member’s most recent base salary. For information on the terms and conditions of the components with long-term incentive effects see note 20. The total compensation of former members of the Management Board of Fresenius Medical Care Management AG amounted to €629 (2020: €629). As of December 31, 2021, pension obligations, according to IAS 19, towards this group of persons exist in an amount of €49,274 (December 31, 2020: €36,587).

Compensation of the supervisory board

In the fiscal year, the total compensation of the members of the Supervisory Board of FMC-AG & Co. KGaA amounted to €1,089 (2020: €669).

The compensation of the supervisory board of the Fresenius Medical Care Management AG and the compensation of its Committees was, in compliance with article 7 para. 3 of the Articles of Association of FMC-AG & Co. KGaA, charged to FMC-AG & Co. KGaA. In the fiscal year the total compensation of the members of the supervisory board of Fresenius Medical Care Management AG amounted to €1,084 (2020: €943).